INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,477	$ 1,709	$ 2,895
Technology [Member] | Ortiva [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	3,214
Technology [Member] | Oversi [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	2,432
Customer Relationships [Member] | Oversi [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 131